Inventories - Additional Information (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Classes of current inventories [abstract]
provision for obselete inventory	$ 101,704	$ 5,706
Inventories Gross	$ 606,916	$ 571,932